[LOGO] Merrill Lynch    Investment Managers                     www.mlim.ml.com

                               Semi-Annual Report

                               December 31, 2001

                               Mercury Low
                               Duration Fund

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
Joe Grills, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                 December 31, 2001 (2) Mercury Low Duration Fund

DEAR SHAREHOLDER

Investment Environment

We are pleased to present to you this semi-annual report for Mercury Low Duration Fund for the six-month period ended December 31, 2001. The fixed-income markets had a very good year, posting solid total returns across all sectors. Unfortunately, equity investors did not fair as well with broad indexes such as the Standard & Poor's 500 (S&P 500) Index and the NASDAQ Composite Index posting negative returns for the second consecutive year. The terrorist attacks on New York City and Washington, DC on September 11, 2001 dominated investment decisions as the fourth quarter of 2001 unfolded.

As we entered 2001, it seemed almost inconceivable that the US economy would enter a recession given the strong performance of the economy in 1999 and 2000. In fact, in the United States, gross domestic product growth was as strong as 5.6% in the second quarter of 2000 and 4.1% for the year, while global growth was a solid 4.6%. However, as the US economy slowed, corporations began to dramatically cut capital investment and a series of events began to unfold, which led to massive corporate restructurings, resulting in corporations acting aggressively to reduce costs and improve margins. Business inventories were reduced by $125 billion in the first three quarters of 2001, and the unemployment rate rose almost 2% from 3.9% to 5.8%. The manufacturing sector also continued to deteriorate as the National Association of Purchasing Managers Index declined to 39.82 at the end of October 2001. In addition, business and consumer confidence plunged and retail sales also showed huge declines. As the year 2001 came to a close, some of these indicators rebounded off their lows.

In response to the economy's weakness, the Federal Reserve Board and Congress implemented an unprecedented double dose of monetary and fiscal stimulus. As the economy slowed and, according to the National Bureau of Economic Research, officially entered a recession in March 2001, the Federal Reserve Board lowered interest rates from 6.5% to 1.75%, a total of 450 basis points (4.50%). This aggressive easing of monetary policy led to a dramatic steepening of the yield curve as two-year US Treasury interest rates plunged more than 200 basis points from 5.15% to 3%, while 30-year US Treasury notes were virtually unchanged from beginning-year levels of 5.44%-5.47%. Surprisingly, the housing market held up very well as interest rates declined and spurred a huge refinancing wave along with impressive gains in existing and new home sales. Congress also reacted remarkably quickly in passing a tax cut to be phased in over six years and a tax rebate that injected $40 billion into consumers' pockets. Congress also implemented a $65 billion ($15 billion to the airline industry and $50 billion to general business) emergency relief package after the events of September 11 to those industries directly affected by the terrorist attacks. This fiscal policy shift, along with the weak economy, caused the Government to become a net borrower as opposed to a net lender.

On the international front, the story was similar to the United States, but it appears that both the United Kingdom and the Eurozone area will avoid a recession, although growth


                 December 31, 2001 (3) Mercury Low Duration Fund slowed from 2.9% to 2.1% and from 3.4% to 1.5%, respectively. In the Eurozone, interest rates were reduced by 150 basis points, and in the United Kingdom, interest rates were reduced by 200 basis points, which helped temper the decline. However, critics argued that their policy response was not as aggressive as it should have been. Japan continues to be mired in a recession as structural reforms in their banking system have yet to take place and a more immediate threat continues to be deflation. Worldwide weakness will only make the US economic recovery that much more difficult as the United States will not be able to rely on export growth.

Investment-grade corporate issues remained at historically wide levels compared to the last few years when spreads were considerably narrower. For example, in 1998 they averaged about 80 basis points relative to US Treasury notes, while in 1999 they averaged about 110 basis points off of US Treasury notes. Throughout 2001, investment-grade corporate spreads started and ended the year almost unchanged but experienced volatility during the year. The investment-grade sector tightened about 35 basis points relative to US Treasury notes, declining from 185 basis points to 150 basis points by the middle of August, then completely reversed course by year end to finish unchanged. However, with the corporate sectors' huge yield advantage, the broad-based Merrill Lynch Corporate Master Index outperformed the Merrill Lynch US Treasury Master Index by almost 400 basis points. At the shorter end of the yield curve, the results were similar with the Merrill Lynch 1-3 Year Corporate Master Index outperforming the Merrill Lynch 1-3 Year US Treasury Index by more than 125 basis points. Other spread sectors such as mortgage-backed securities (MBS) and asset-backed securities (ABS) also did well, but not as well as the corporate market.

Portfolio Matters

For the six-month period ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +3.55%, +3.51%, +3.09% and +3.39%, respectively. (Fund results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6-8 of this report to shareholders.) The Fund's performance was helped by the significant yield advantage of spread sectors but was hurt by the steepening of the yield curve. We believed that spread sectors presented an opportunity as we moved into the fourth quarter of 2001. Therefore, we reduced the Fund's exposure in US Treasury issues from 16% of portfolio assets to 2% and amortizing securities such as agency MBS from 11% to 5%. We also reduced non-agency MBS from 12% to 10%. We then increased our exposure in corporate issues and ABS from 26% to 44% and from 19% to 25%, respectively.

During the six-month period ended December 31, 2001, we pared back the Fund's duration from 2.09 years to 1.87 years. We viewed the dramatic decline in interest rates in 2001 as an opportunity to reduce interest rate exposure in the portfolio.


                 December 31, 2001 (4) Mercury Low Duration Fund

Going forward, we are positioning the Fund to take advantage of "rolling down the yield curve" and sectors that are likely to improve as the economy changes from a recession to moderate growth.

In Conclusion

We appreciate your support of Mercury Low Duration Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn            /s/ Patrick Maldari        /s/ Frank Viola

Terry K. Glenn                Patrick Maldari            Frank Viola
President                     Portfolio Manager          Portfolio Manager

February 7, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                 December 31, 2001 (5) Mercury Low Duration Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 3% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years.

CLASS C SHARES are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48% and 1.48%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                 December 31, 2001 (6) Mercury Low Duration Fund

RECENT PERFORMANCE RESULTS
==================================================================================================
                                 6-Month        12-Month        Since Inception       Standardized
As of December 31, 2001       Total Return    Total Return       Total Return         30-Day Yield
--------------------------------------------------------------------------------------------------
Class I*                         +3.55%          + 7.59%            +82.23%               4.13%
--------------------------------------------------------------------------------------------------
Class A*                         +3.51           + 7.54             +15.70                3.87
--------------------------------------------------------------------------------------------------
Class B*                         +3.09           + 6.79             + 8.47                3.63
--------------------------------------------------------------------------------------------------
Class C*                         +3.39           +10.20             +11.98                3.90
--------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
U.S. Treasury Note Index**       +4.17           + 8.30      +65.69/+17.66/+10.63          --
--------------------------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Class I Shares commenced operations on 5/18/93; Class A Shares on 9/24/99; and Class B and Class C Shares on 10/06/00.

** This unmanaged Index is comprised of Treasury securities with maturities of one to three years. Since inception total returns are from 5/28/93, 9/30/99 and 10/31/00, respectively.


                 December 31, 2001 (7) Mercury Low Duration Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                   % Return          % Return
                                                 Without Sales      With Sales
Class I Shares*                                     Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                             +7.59%            +4.36%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                           +6.18             +5.53
--------------------------------------------------------------------------------
Inception (5/18/93) through 12/31/01                +7.20             +6.83
--------------------------------------------------------------------------------

 *     Maximum sales charge is 3.00%.

**     Assuming maximum sales charge.

                                                   % Return          % Return
                                                 Without Sales      With Sales
Class A Shares*                                     Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                             +7.54%            +4.32%
--------------------------------------------------------------------------------
Inception (9/24/99) through 12/31/01                +6.63             +5.21
--------------------------------------------------------------------------------

 *    Maximum sales charge is 3.00%.

**    Assuming maximum sales charge.

                                                   % Return          % Return
                                                    Without            With
Class B Shares*                                      CDSC             CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                             +6.79%            +2.79%
--------------------------------------------------------------------------------
Inception (10/06/00) through 12/31/01               +6.80             +3.60
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                   % Return          % Return
                                                    Without            With
Class C Shares*                                      CDSC             CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                             +10.20%           +9.20%
--------------------------------------------------------------------------------
Inception (10/06/00) through 12/31/01               + 9.59            + 9.59
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.


                 December 31, 2001 (8) Mercury Low Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

MERCURY LOW DURATION FUND

Assets:

Investment in Low Duration Master Portfolio, at value
  (identified cost--$214,388,569)                                                           $ 216,175,857
Prepaid registration fees                                                                          17,263
                                                                                            -------------
Total assets                                                                                  216,193,120
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Dividends to shareholders                                                $     180,517
  Administrator                                                                   19,083
  Distributor                                                                      4,737          204,337
                                                                           -------------
Accrued expenses                                                                                  225,079
                                                                                            -------------
Total liabilities                                                                                 429,416
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                                  $ 215,763,704
                                                                                            =============
---------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                                             $ 225,708,856
Undistributed investment income--net                                                              351,542
Accumulated realized capital losses on investments
  from the Portfolio--net                                                                     (12,083,982)
Unrealized appreciation on investments
  from the Portfolio--net                                                                       1,787,288
                                                                                            -------------
Net assets                                                                                  $ 215,763,704
                                                                                            =============
---------------------------------------------------------------------------------------------------------

Net Asset Value:

Class I+--Based on net assets of $200,247,991 and
  20,161,361 shares outstanding                                                             $        9.93
                                                                                            =============
Class A+--Based on net assets of $14,724,948 and
  1,480,479 shares outstanding                                                              $        9.95
                                                                                            =============
Class B+--Based on net assets of $684,561 and 69,035 shares outstanding                     $        9.92
                                                                                            =============
Class C+--Based on net assets of $106,204 and 10,434 shares outstanding                     $       10.18
                                                                                            =============
---------------------------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized

      See Notes to Financial Statements


                 December 31, 2001 (9) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001

MERCURY LOW DURATION FUND

Investment Income from the Portfolio--Net:

Net investment income allocated from the Portfolio:
  Interest                                                                                  $   7,656,527
  Dividends                                                                                       130,803
  Expenses                                                                                       (415,060)
                                                                                            -------------
Net investment income from the Portfolio                                                        7,372,270
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

Expenses:

Administration fees                                                        $     327,940
Transfer agent fees--Class I                                                     100,132
Printing and shareholder reports                                                  54,259
Registration fees                                                                 48,419
Account maintenance fees--Class A                                                 31,371
Professional fees                                                                 12,433
Transfer agent fees--Class A                                                      10,788
Pricing fees                                                                       1,834
Account maintenance and distribution fees--Class B                                 1,503
Transfer agent fees--Class B                                                         150
Account maintenance and distribution fees--Class C                                    74
Transfer agent fees--Class C                                                          24
Other                                                                              5,527
                                                                           -------------
Total expenses before reimbursement                                              594,454
Reimbursement of expenses                                                       (215,816)
                                                                           -------------
Total expenses after reimbursement                                                                378,638
                                                                                            -------------
Investment income--net                                                                          6,993,632
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

Realized & Unrealized Gain from the Portfolio--Net:

Realized gain on investments from the Portfolio--net                                            1,120,466
Change in unrealized appreciation on investments from the Portfolio--net                        1,388,744
                                                                                            -------------
Net Increase in Net Assets Resulting from Operations                                        $   9,502,842
                                                                                            =============
---------------------------------------------------------------------------------------------------------

See Notes to Financial Statements


                December 31, 2001 (10) Mercury Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

MERCURY LOW DURATION FUND

                                                               For the Six        For the
                                                              Months Ended      Year Ended
                                                              December 31,       June 30,
 Increase (Decrease) in Net Assets:                               2001             2001+
 -------------------------------------------------------------------------------------------
 Operations:
 Investment income--net                                       $   6,993,632    $  21,674,059
 Realized gain (loss) on investments and
   from the Portfolio--net                                        1,120,466       (3,082,359)
 Change in unrealized appreciation/depreciation on
   investments and from the Portfolio--net                        1,388,744        6,240,289
                                                              ------------------------------
 Net increase in net assets resulting from operations             9,502,842       24,831,989
                                                              ------------------------------
 -------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net:
   Class I                                                       (6,767,302)     (20,710,137)
   Class A                                                         (624,735)      (1,157,152)
   Class B                                                           (8,387)          (1,911)
   Class C                                                           (1,591)            (489)
                                                              ------------------------------
 Net decrease in net assets resulting from dividends
   to shareholders                                               (7,402,015)     (21,869,689)
                                                              ------------------------------
 -------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net decrease in net assets derived from capital
   share transactions                                           (80,342,579)     (69,698,111)
                                                              ------------------------------
 -------------------------------------------------------------------------------------------

 Net Assets:

 Total decrease in net assets                                   (78,241,752)     (66,735,811)
 Beginning of period                                            294,005,456      360,741,267
                                                              ------------------------------
 End of period*                                               $ 215,763,704    $ 294,005,456
                                                              ==============================
 -------------------------------------------------------------------------------------------

*Undistributed investment income--net                         $     351,542    $     759,925
                                                              ==============================
 -------------------------------------------------------------------------------------------

+ On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

      See Notes to Financial Statements.


                December 31, 2001 (11) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS

MERCURY LOW DURATION FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                             Class I+
                                            -------------------------------------------------------------------------
                                            For the Six
                                              Months
                                              Ended                         For the Year Ended June 30,
                                            December 31,        -----------------------------------------------------
Increase (Decrease) in Net Asset Value:        2001              2001***          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $        9.87       $    9.78       $    9.91     $   10.20     $   10.23
                                            -------------------------------------------------------------------------
Investment income--net                                .27             .67             .65           .60           .66
Realized and unrealized gain (loss) on
  investments and from the Portfolio--net             .08             .08            (.13)         (.28)          .05
                                            -------------------------------------------------------------------------
Total from investment operations                      .35             .75             .52           .32           .71
                                            -------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                             (.29)           (.66)           (.65)         (.59)         (.68)
  Realized gain on investments--net                    --              --              --          (.02)         (.06)
                                            -------------------------------------------------------------------------
Total dividends and distributions                    (.29)           (.66)           (.65)         (.61)         (.74)
                                            -------------------------------------------------------------------------
Net asset value, end of period              $        9.93       $    9.87       $    9.78     $    9.91     $   10.20
                                            =========================================================================
---------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  3.55%@          7.93%           5.40%         3.15%         7.19%
                                            =========================================================================
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                     .58%*           .58%            .58%          .58%          .58%
                                            =========================================================================
Expenses++                                           .74%*           .74%            .72%          .64%          .65%
                                            =========================================================================
Investment income--net                              5.36%*          6.67%           6.43%         5.71%         6.46%
                                            =========================================================================
---------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $     200,248       $ 260,593       $ 344,734     $ 409,987     $ 253,151
                                            =========================================================================
Portfolio turnover                                     --              --            182%          201%          119%
                                            =========================================================================
---------------------------------------------------------------------------------------------------------------------

  *   Annualized.
 ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
*** On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
  + Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.
 ++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

        See Notes to Financial Statements.


                December 31, 2001 (12) Mercury Low Duration Fund

MERCURY LOW DURATION FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                 Class A++
                                            -----------------------------------------------------
                                             For the Six           For the         For the Period
                                            Months Ended         Year Ended        Sept. 24, 1999+
                                            December 31,          June 30,          to June 30,
Increase (Decrease) in Net Asset Value:         2001              2001***               2000
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period        $        9.88       $        9.79       $        9.95
                                            -----------------------------------------------------
Investment income--net                                .28                 .60                 .51
Realized and unrealized gain (loss) on
  investments and from the Portfolio--net             .06                 .13                (.14)
                                            -----------------------------------------------------
Total from investment operations                      .34                 .73                 .37
                                            -----------------------------------------------------
Less dividends to shareholders from
  investment income--net                             (.27)               (.64)               (.53)
                                            -----------------------------------------------------
Net asset value, end of period              $        9.95       $        9.88       $        9.79
                                            =====================================================
-------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                  3.51%@              7.68%               3.83%@
                                            =====================================================
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement+++                    .83%*               .83%                .83%*
                                            =====================================================
Expenses+++                                          .99%*              1.02%                .98%*
                                            =====================================================
Investment income--net                              5.12%*              6.09%               6.48%*
                                            =====================================================
-------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)    $      14,725       $      33,312       $      16,007
                                            =====================================================
Portfolio turnover                                     --                  --                182%
                                            =====================================================
-------------------------------------------------------------------------------------------------

  *   Annualized.
 ** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
*** On October 6, 2000, the Fund converted from a fund of a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a fund of the Master Trust that has the same investment objective as the Fund. All investments will be made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.
  +   Commencement of operations.
 ++ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
  @   Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2001 (13) Mercury Low Duration Fund

MERCURY LOW DURATION FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class B
                                                             ----------------------------------
                                                              For the Six        For the Period
                                                             Months Ended        Oct. 6, 2000+
                                                             December 31,         to June 30,
Increase (Decrease) in Net Asset Value:                          2001                 2001
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                         $        9.86       $        9.81
                                                             -------------       -------------
Investment income--net                                                 .23                 .42
Realized and unrealized gain on investments
  from the Portfolio--net                                              .07                 .08
                                                             ---------------------------------
Total from investment operations                                       .30                 .50
                                                             ---------------------------------
Less dividends to shareholders from investment income--net            (.24)               (.45)
                                                             ---------------------------------
Net asset value, end of period                               $        9.92       $        9.86
                                                             =================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                   3.09%@              5.22%@
                                                             =================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                     1.40%*              1.48%*
                                                             =================================
Expenses++                                                           1.57%*              1.64%*
                                                             =================================
Investment income--net                                               4.56%*              5.33%*
                                                             =================================
----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                     $         685       $          72
                                                             =================================
----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2001 (14) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY LOW DURATION FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class C
                                                             ---------------------------------
                                                              For the Six       For the Period
                                                             Months Ended       Oct. 6, 2000+
                                                             December 31,         to June 30,
Increase (Decrease) in Net Asset Value:                          2001                2001
----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                         $       10.12       $        9.81
                                                             ---------------------------------
Investment income--net                                                 .26                 .44
Realized and unrealized gain on investments
  from the Portfolio--net                                              .08                 .36
                                                             ---------------------------------
Total from investment operations                                       .34                 .80
                                                             ---------------------------------
Less dividends to shareholders from investment income--net            (.28)               (.49)
                                                             ---------------------------------
Net asset value, end of period                               $       10.18       $       10.12
                                                             =================================
----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                   3.39%@              8.31%@
                                                             =================================
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      .83%*               .96%*
                                                             =================================
Expenses++                                                           1.00%*              1.21%*
                                                             =================================
Investment income--net                                               5.06%*              5.50%*
                                                             =================================
----------------------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)                     $         106       $          28
                                                             =================================
----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                December 31, 2001 (15) Mercury Low Duration Fund

      NOTES TO FINANCIAL STATEMENTS

      MERCURY LOW DURATION FUND

(1)   Significant Accounting Policies:

      Mercury Low Duration Fund (the "Fund") is a fund of Fund Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio ("the Portfolio"), of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at December 31, 2001 was 69.1%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares, and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.


                December 31, 2001 (16) Mercury Low Duration Fund

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

      (g) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

(2)   Transactions with Affiliates:

      The Trust on behalf of the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Mercury Advisors has contractually agreed to pay all operating expenses of Class I, Class A, Class B and Class C Shares in excess of .58%, .83%, 1.48%, and 1.48%, respectively, as applied to the daily net assets of each class through December 31, 2001. For the six months ended December 31, 2001, Mercury Advisors earned fees of $327,940, of which $215,816 was waived.

      The Trust on behalf of the Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                 Account         Distribution
                                             Maintenance Fee          Fee
=============================================================================
Class A                                            .25%               --
-----------------------------------------------------------------------------
Class B                                            .25%              .65%
-----------------------------------------------------------------------------
Class C                                            .25%              .65%
-----------------------------------------------------------------------------


                December 31, 2001 (17) Mercury Low Duration Fund

      Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended December 31, 2001 were $91,827,811 and $179,691,548, respectively.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $80,342,579 and $69,698,111 for the six months ended December 31, 2001 and for the year ended June 30, 2001, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended December 31, 2001                             Shares        Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                        1,462,267      $  14,544,246
Shares issued to shareholders in reinvestment
  of dividends                                       635,186          6,319,401
                                                  -----------------------------
Total issued                                       2,097,453         20,863,647
Shares redeemed                                   (8,333,913)       (83,006,069)
                                                  -----------------------------
Net decrease                                      (6,236,460)     $ (62,142,422)
                                                  =============================
-------------------------------------------------------------------------------


                December 31, 2001 (18) Mercury Low Duration Fund

Class I Shares for the Year Ended
June 30, 2001+                                     Shares         Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                       37,809,572      $ 362,600,944
Shares issued to shareholders in reinvestment
  of dividends                                     2,181,630         19,915,545
                                                 ------------------------------
Total issued                                      39,991,202        382,516,489
Shares redeemed                                  (48,826,472)      (469,710,727)
                                                 ------------------------------
Net decrease                                      (8,835,270)     $ (87,194,238)
                                                 ==============================
-------------------------------------------------------------------------------

+     Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.

Class A Shares for the Six Months
Ended December 31, 2001                            Shares         Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                       12,667,513      $ 126,132,860
Shares issued to shareholders in reinvestment
  of dividends                                        18,721            186,087
                                                 ------------------------------
Total issued                                      12,686,234        126,318,947
Shares redeemed                                  (14,577,652)      (145,211,376)
                                                 ------------------------------
Net decrease                                      (1,891,418)     $ (18,892,429)
                                                 ==============================
-------------------------------------------------------------------------------

Class A Shares for the Year Ended
June 30, 2001+                                     Shares         Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                       14,535,942      $ 143,797,046
Shares issued to shareholders in reinvestment
  of dividends                                        93,758            922,541
                                                 ------------------------------
Total issued                                      14,629,700        144,719,587
Shares redeemed                                  (12,893,524)      (127,323,773)
                                                 ------------------------------
Net increase                                       1,736,176      $  17,395,814
                                                 ==============================
-------------------------------------------------------------------------------

+ Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares.

Class B Shares for the Six Months
Ended December 31, 2001                            Shares         Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                           61,577      $     612,915
Shares issued to shareholders in reinvestment
  of dividends                                           177              1,752
                                                 ------------------------------
Net increase                                          61,754      $     614,667
                                                 ==============================
-------------------------------------------------------------------------------


                December 31, 2001 (19) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Class B Shares for the Period October 6, 2000+
to June 30, 2001                                  Shares         Dollar Amount
------------------------------------------------------------------------------
Shares sold                                           7,280      $      71,716
Shares issued to shareholders in reinvestment
  of dividends                                            1                  4
                                                 -----------------------------
Net increase                                          7,281      $      71,720
                                                 =============================
------------------------------------------------------------------------------

+     Commencement of operations

Class C Shares for the Six Months
Ended December 31, 2001                           Shares         Dollar Amount
------------------------------------------------------------------------------
Shares sold                                           7,597      $      77,449
Shares issued to shareholders in reinvestment
  of dividends                                           35                357
                                                 -----------------------------
Total issued                                          7,632             77,806
Shares redeemed                                         (20)              (201)
                                                 -----------------------------
Net increase                                          7,612      $      77,605
                                                 =============================
------------------------------------------------------------------------------

Class C Shares for the Period October 6, 2000+
to June 30, 2001                                  Shares         Dollar Amount
------------------------------------------------------------------------------
Shares sold                                           4,227      $      42,498
Shares issued to shareholders in reinvestment
  of dividends                                            1                  7
                                                 -----------------------------
Total issued                                          4,228             42,505
Shares redeemed                                      (1,406)           (13,912)
                                                 -----------------------------
Net increase                                          2,822      $      28,593
                                                 =============================
------------------------------------------------------------------------------

+     Commencement of operations.

(5)   Capital Loss Carryforward:

      At June 30, 2001, the Fund had a net capital loss carryforward of approximately $10,037,000, of which $724,000 expires in 2007, $3,034,000 expires in 2008 and $6,279,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


                December 31, 2001 (20) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS

LOW DURATION MASTER PORTFOLIO


                                                                                       In US Dollars
                              Face                                                     -------------
Industries                   Amount                 Investments                            Value
----------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--41.1%
====================================================================================================
Airlines--0.0%             $  150,000    Delta Airlines, 9.90% due 1/02/2002             $   150,000
----------------------------------------------------------------------------------------------------
Banks--7.1%                 5,000,000    Bank of America Corporation,
                                         4.75% due 10/15/2006                              4,894,400
                            5,000,000    First Security Corporation--Delaware,
                                         5.875% due 11/01/2003                             5,206,700
                            5,000,000    US Bancorp, 6.875% due 12/01/2004                 5,322,050
                            6,500,000    Wells Fargo Company, 6.625% due 7/15/2004         6,879,340
                                                                                         -----------
                                                                                          22,302,490
----------------------------------------------------------------------------------------------------
Cable Television            2,940,000    Comcast Cable Communications,
Services--1.0%                           6.375% due 1/30/2006                              3,024,407
----------------------------------------------------------------------------------------------------
Defense--1.1%               3,240,000    Litton Industries Inc., 6.05% due 4/15/2003       3,313,548
Electric--                  1,000,000    Americana Electric Power,
Integrated--0.3%                         5.50% due 5/15/2003                               1,010,970
----------------------------------------------------------------------------------------------------
Electronics                 2,000,000    Detroit Edison Company,
Distribution--0.6%                       5.05% due 10/01/2005                              1,980,316
----------------------------------------------------------------------------------------------------
Financial                   5,000,000    Associates Corp. NA, 5.75% due 11/01/2003         5,206,350
Services--20.3%             4,475,000    Bear Stearns Companies Inc.,
                                         6.15% due 3/02/2004                               4,615,738
                            3,100,000    CIT Group Inc., 5.625% due 5/17/2004              3,187,265
                            1,425,000    Citigroup Inc., 5.70% due 2/06/2004               1,479,079
                                         Countrywide Home Loan:
                            1,600,000        5.25% due 5/22/2003                           1,639,968
                            2,400,000        5.25% due 6/15/2004                           2,445,816
                            1,450,000    Donaldson, Lufkin & Jenrette Inc.,
                                         6.875% due 11/01/2005                             1,536,551
                                         Ford Motor Credit Company:
                            5,750,000        5.75% due 2/23/2004                           5,754,197
                            4,400,000        7.60% due 8/01/2005                           4,526,104
                                         General Motors Acceptance Corp.:
                            5,000,000        7.625% due 6/15/2004                          5,288,200
                            4,000,000        6.85% due 6/17/2004                           4,158,960
                            5,700,000    Household Financial Corporation,
                                         6.50% due 1/24/2006                               5,860,113
                            5,000,000    International Lease Finance Corporation,
                                         5.50% due 6/07/2004                               5,049,600
                            5,000,000    Lehman Brothers Holdings, Inc.,
                                         6.625% due 4/01/2004                              5,266,750
                                         Pemex Finance Ltd.:
                              360,000        9.14% due 8/15/2004                             375,667
                            3,421,250        8.45% due 2/15/2007                           3,591,697
                            3,350,000    Salomon Inc., 6.75% due 8/15/2003                 3,533,144
                                                                                         -----------
                                                                                          63,515,199
----------------------------------------------------------------------------------------------------


                December 31, 2001 (21) Mercury Low Duration Fund

                                                                                 In US Dollars
                       Face                                                      -------------
Industries            Amount                  Investments                            Value
----------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (concluded)
==============================================================================================
Foods--0.4%        $ 1,200,000     Conagra Inc., 7.40% due 9/15/2004               $ 1,284,828
----------------------------------------------------------------------------------------------
Insurance--1.2%      3,500,000     Marsh & McLennan Companies Inc.,
                                   6.625% due 6/15/2004                              3,694,600
----------------------------------------------------------------------------------------------
Manufacturing--      1,725,000     Bombardier Capital Ltd.,                          1,726,646
0.6%                               6% due 1/15/2002 (c)
----------------------------------------------------------------------------------------------
Oil--                2,400,000     Ashland Inc., 2.581% due 3/07/2003 (a)            2,362,378
Integrated--3.1%     5,250,000     Occidental Petroleum Corp. (MOPPRS),
                                   6.40% due 4/01/2003 (a)                           5,367,863
                     2,000,000     Williams Companies Inc.,
                                   6.20% due 8/01/2002                               2,024,840
                                                                                   -----------
                                                                                     9,755,081
----------------------------------------------------------------------------------------------
Pipelines--0.6%      1,850,000     Mapco Inc., 8.70% due 5/15/2002                   1,888,702
----------------------------------------------------------------------------------------------
Real Estate          1,000,000     Avalonbay Communities,
Investment                         6.58% due 2/15/2004                               1,011,670
Trust--0.3%
----------------------------------------------------------------------------------------------
Telecommunica-       5,000,000     WorldCom, Inc., 7.55% due 4/01/2004               5,244,050
tions--1.7%
----------------------------------------------------------------------------------------------
Telephone--1.6%      5,000,000     Qwest Capital Funding, 5.875% due 8/03/2004       4,949,485
----------------------------------------------------------------------------------------------
Trucking &           3,650,000     Amerco, 8.80% due 2/04/2005                       3,741,688
Leasing--1.2%
----------------------------------------------------------------------------------------------
                                   Total Corporate Bonds & Notes
                                   (Cost--$127,628,962)                            128,593,680
----------------------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES**--2.9%
==============================================================================================
Collateralized                     Fannie Mae:
Mortgage               712,102        1993-6 S, 19.495% due 1/25/2008 (a)              845,954
Obligations--2.9%       30,000        1994-60 D, 7% due 4/25/2024                       30,106
                        87,818        1997-59 SU, 11.119% due 9/25/2023 (a)             87,841
                     2,750,000        G94-9 PH, 6.50% due 9/17/2021                  2,857,552
                                   Freddie Mac:
                       653,042        1241 J, 7% due 9/15/2021                         657,229
                       142,184        1564-SB, 10.66% due 8/15/2008 (a)                143,785
                        71,000        1617-D, 6.50% due 11/15/2023                      68,283
                       267,806        2295-SJ, 19.189% due 3/15/2031 (a)               274,034
                     4,000,000     Government National Mortgage Association,
                                      2001-7 TV, 6% due 2/20/2025                    4,090,000
                                                                                   -----------
                                                                                     9,054,784
----------------------------------------------------------------------------------------------


                December 31, 2001 (22) Mercury Low Duration Fund

                                                                                 In US Dollars
                       Face                                                      -------------
                      Amount                  Investments                            Value
----------------------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES** (concluded)
==============================================================================================
Stripped                          Fannie Mae (b):
Mortgage-Backed     $   14,370       1993-72 J, 6.50% due 12/25/2006              $        75
Securities--0.0%       395,033       1998-48 CL, 6.50% due 8/25/2028                   32,722
                                                                                  -----------
                                                                                       32,797
---------------------------------------------------------------------------------------------
                                  Total Government Agency Mortgage-Backed
                                  Securities (Cost--$8,860,395)                     9,087,581
---------------------------------------------------------------------------------------------

GOVERNMENT AGENCY OBLIGATIONS--14.7%
=============================================================================================
                     2,219,671    Fannie Mae, 6% due 10/25/2013                     2,275,385
                     9,280,000    Federal Farm Credit Bank,
                                  5.15% due 3/05/2004                               9,597,562
                    10,900,000    Federal Home Loan Bank,
                                  5.125% due 1/13/2003                             11,177,623
                                  Freddie Mac:
                    20,000,000        3.25% due 12/15/2003                         19,990,600
                     2,980,718        6% due 11/15/2021                             3,023,163
---------------------------------------------------------------------------------------------
                                  Total Government Agency Obligations
                                  (Cost--$45,477,277)                              46,064,333
---------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--22.9%
=============================================================================================
                     5,000,000    ARNC Auto Owner Trust, 2001-A A3,
                                  3.76% due 10/17/2005                              5,026,925
                     1,699,639    Asset-Backed Funding Certificates,
                                  1999-1 A2F, 7.641% due 10/25/2030                 1,778,877
                     2,794,854    Banc of America Commercial Mortgage Inc.,
                                  2000-1 A1A, 7.109% due 11/15/2008                 2,964,885
                       204,829    CPS Auto Trust, 1998-1 A, 6% due 8/15/2003          204,664
                                  Centex Home Equity:
                     3,296,000        2001-B A2, 5.35% due 10/25/2022               3,353,680
                     4,000,000        2001-C A2, 3.94% due 2/25/2025                3,980,549
                     1,612,611    CityScape Home Equity Loan Trust,
                                  1996-4 A10, 7.40% due 9/25/2027                   1,681,683
                       583,062    Countrywide Home Equity Loan Trust,
                                  1999-A, 2.14% due 4/15/2025 (a)                     583,066
                     5,000,000    Daimler Chrysler Auto Trust, 2001-D A4,
                                  3.78% due 2/06/2007                               4,894,733


                December 31, 2001 (23) Mercury Low Duration Fund

                                                                                 In US Dollars
                       Face                                                      -------------
                      Amount                  Investments                            Value
----------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (concluded)
==============================================================================================
                                  Duck Auto Grantor Trust:
                   $ 2,003,053        2000-B A, 7.26% due 5/15/2005               $ 2,023,396
                       744,043        2001-B A, 4.737% due 10/17/2005                 756,249
                     2,521,619    First Union-Lehman Brothers Commercial
                                  Mortgage, 1997-C1 A1, 7.15% due 4/18/2029         2,610,983
                     1,200,766    First Union NB-Bank of America Commercial
                                  Mortgage Trust, 2001-C1 A1,
                                  5.711% due 3/15/2033                              1,179,565
                     4,427,739    GS Mortgage Securities Corporation II,
                                  1998-C1 A1, 6.06% due 10/18/2030                  4,569,146
                     1,156,306    Green Tree Recreational, Equipment &
                                  Consumer Trust, 1996-C A1,
                                  2.136% due 10/15/2017                             1,157,243
                     2,500,000    Harley-Davidson Motorcycle Trust, 2001-2 A2,
                                  4.72% due 6/15/2009                               2,535,408
                     2,250,000    IndyMac Home Equity Loan Asset-Backed Trust,
                                  2001-B AF3, 5.692% due 3/25/2027 (a)              2,291,836
                     5,000,000    John Deere Owner Trust, 2001-A A3,
                                  3.26% due 10/17/2005                              4,968,201
                     2,590,000    M & I Auto Loan Trust, 2001-1 A4,
                                  4.97% due 3/20/2007                               2,625,309
                     2,750,000    Nomura Asset Securities Corporation,
                                  1995-MD3 A1B, 8.15% due 3/04/2020                 2,977,080
                     6,595,000    PSE&G Transition Funding LLC, 2001-1 A2,
                                  5.74% due 3/15/2007                               6,854,108
                                  Resolution Trust Corporation:
                     5,517,423        1994-C1 E, 8% due 6/25/2026                   5,492,675
                     1,633,229        1994-C1 F, 8% due 6/25/2026                   1,625,902
                     3,527,996        1994-C2 G, 8% due 4/25/2025                   3,510,356
                     2,000,000    USAA Auto Owner Trust, 2001-2 A3,
                                  3.20% due 2/15/2006                               1,985,846
---------------------------------------------------------------------------------------------
                                  Total Asset-Backed Securities
                                  (Cost--$66,018,169)                              71,632,365
---------------------------------------------------------------------------------------------


                December 31, 2001 (24) Mercury Low Duration Fund

                                                                                    In US Dollars
                       Face                                                         -------------
                      Amount                  Investments                                Value
-------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--15.0%
=================================================================================================
Non-Agency          $  315,324    Advanta Mortgage Loan Trust, 1998-2 A17,
Mortgage-Backed                   6.05% due 9/25/2018                                  $  321,688
Securities--14.6%                 Bank of America Mortgage Securities:
                     2,914,822        2000-A A1, 6.948% due 1/25/2031 (a)               2,973,119
                     3,950,000        2001-B A2, 6.069% due 6/25/2031                   3,979,625
                       406,176    Blackrock Capital Finance LP, 1997-R2 AP,
                                  9.529% due 12/25/2035 (a)                               426,421
                                  CS First Boston Mortgage Securities Corporation:
                     9,329,959        1995-WF1 AX, 1.338% due
                                      12/21/2027 (a)(b)                                   141,951
                     5,000,000        2001-CK6 A1, 4.393% due 7/15/2006                 5,000,000
                     5,063,762    Chase Commercial Mortgage Securities
                                  Corporation, 1998-2 A1,
                                  6.025% due 11/18/2030                                 5,211,754
                     1,626,891    Chase Mortgage Finance Corporation,
                                  1998-S4 A3, 6.55% due 8/25/2028                       1,651,066
                       526,164    Citicorp Mortgage Securities, Inc., 1994-4 A6,
                                  6% due 2/25/2009                                        533,830
                         4,000    Countrywide Funding Corp., 1994-17 A9,
                                  8% due 7/25/2024                                          4,193
                                  Countrywide Home Loans:
                        49,064        1998-3 A1, 6.80% due 4/25/2028                       49,490
                     1,691,553        2000-1 A1, 7.50% due 2/25/2030                    1,703,343
                         8,138    Equicon Home Equity Loan Trust, 1994-2 A7,
                                  2.65% due 11/18/2025 (a)                                  8,139
                     5,984,000    GE Capital Mortgage Services, Inc., 1996-5 A4,
                                  6.75% due 3/25/2011                                   6,111,638
                       146,536    Housing Securities Inc., 1994-2 B1,
                                  6.50% due 7/25/2009                                     111,230
                     1,444,336    Ocwen Residential MBS Corporation,
                                  1998-R2 AP, 7.777% due 11/25/2034 (a)                 1,427,636
                       607,522    PNC Mortgage Securities Corp., 1997-3 1A5,
                                  7% due 5/25/2027                                        606,933
                        51,770    Prudential Home Mortgage Securities,
                                  1993-36 A10, 7.25% due 10/25/2023                        51,826
                                  Residential Funding Mortgage Securities I:
                     8,215,392        2001-S15 A8, 6% due 7/25/2031                     8,281,691
                     4,625,956        2001-S24 A8, 5.50% due 10/25/2031                 4,590,752
                        46,510    Residential Funding Mortgage Securities Inc.,
                                  1993-S9 A8, 17.063% due 2/25/2008 (a)                    52,517
                       151,183    Salomon Brothers Mortgage Securities VI,
                                  1986-1 A, 6% due 12/25/2011                             152,315


                December 31, 2001 (25) Mercury Low Duration Fund

                                                                                 In US Dollars
                       Face                                                      -------------
                      Amount                  Investments                            Value
----------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES (concluded)
==============================================================================================
                                 Structured Mortgage Asset Residential Trust:
                   $    20,759       1991-1H, 8.25% due 6/25/2022                    $   21,773
                        48,221       1992-3A AA, 8% due 10/25/2007                       50,421
                        34,571       1993-5A AA, 10.191% due 6/25/2024 (a)               38,397
                       418,868   Walsh Acceptance, 1997-2 A,
                                 2.93% due 3/01/2027 (a)                                251,321
                     1,900,000   Washington Mutual, 2000-1 B1,
                                 5.93% due 1/25/2040 (a)                              1,866,453
                                                                                     ----------
                                                                                     45,619,522
-----------------------------------------------------------------------------------------------
Pass-Through           170,294   Citicorp Mortgage Securities, Inc.,
Securities--0.0%                 1989-8 A1, 10.50% due 6/25/2019                        186,746
-----------------------------------------------------------------------------------------------
Stripped            37,040,250   Asset Securitization Corporation,
Mortgage-Backed                  1997-D5 ACS1, 2.091% due 2/14/2043 (a)(b)              377,381
Securities--0.4%    16,200,000   Saxon Asset Securities Trust, 2000-2 AIO,
                                 6% due 7/25/2030 (b)                                   784,688
                                                                                     ----------
                                                                                      1,162,069
-----------------------------------------------------------------------------------------------
                                 Total Non-Agency Mortgage-Backed Securities
                                 (Cost--$52,783,732)                                 46,968,337
-----------------------------------------------------------------------------------------------

                     Shares
                      Held
-----------------------------------------------------------------------------------------------

PREFERRED STOCK--0.3%
-----------------------------------------------------------------------------------------------
                         1,500   Home Ownership Funding 2                             1,031,156
-----------------------------------------------------------------------------------------------
                                 Total Preferred Stock (Cost--$1,500,000)             1,031,156
-----------------------------------------------------------------------------------------------

                      Face
                     Amount
-----------------------------------------------------------------------------------------------

US TREASURY OBLIGATIONS--2.1%
-----------------------------------------------------------------------------------------------
                   $ 6,300,000   US Treasury Notes, 4.75% due 2/15/2004               6,504,750
-----------------------------------------------------------------------------------------------
                                 Total US Treasury Obligations
                                 (Cost--$6,316,816)                                   6,504,750
-----------------------------------------------------------------------------------------------


                December 31, 2001 (26) Mercury Low Duration Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                       Face                                                       -------------
                      Amount                  Investments                              Value
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%
===============================================================================================
Commercial         $ 3,944,000     Textron Finance Corporation,
Paper*--1.3%                       2.30% due 1/11/2002                             $  3,941,766
-----------------------------------------------------------------------------------------------

                                   Total Short-Term Investments
                                   (Cost--$3,941,766)                                 3,941,766
-----------------------------------------------------------------------------------------------

                                   Total Investments
                                   (Cost--$312,527,117)--100.3%                     313,823,968

                                   Time Deposit--0.1%***                                142,239

                                   Liabilities in Excess of Other Assets--(0.4%)     (1,106,792)
                                                                                   ------------
                                   Net Assets--100.0%                              $312,859,415
                                                                                   ============
-----------------------------------------------------------------------------------------------

(a)   Floating rate note.
(b)   Represents the interest only portion of a mortgage-backed obligation.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
 ** Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
***   Time deposit bears interest at 0.55% and matures on 1/02/2002.

      See Notes to Financial Statements.


                 December 31, 2001 (27) Mercury Low Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2001

LOW DURATION MASTER PORTFOLIO

Assets:

Investments, at value (identified cost--$312,527,117)                      $ 313,823,968
Time deposit                                                                     142,239
Cash                                                                                 418
Receivables:
  Interest                                                $   3,419,112
  Contributions                                               1,781,392
  Paydowns                                                      342,522        5,543,026
                                                          -------------
Prepaid expenses and other assets                                                608,682
                                                                           -------------
Total assets                                                                 320,118,333
                                                                           -------------
----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Withdrawals                                                 7,178,967
  Investment adviser                                             55,503        7,234,470
                                                          -------------
Accrued expenses                                                                  24,448
                                                                           -------------
Total liabilities                                                              7,258,918
                                                                           -------------
----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                 $ 312,859,415
                                                                           =============
----------------------------------------------------------------------------------------

Net Assets Consist of:

Investors' capital                                                         $ 311,562,564
Unrealized appreciation on investments--net                                    1,296,851
                                                                           -------------
Net assets                                                                 $ 312,859,415
                                                                           =============
----------------------------------------------------------------------------------------

See Notes to Financial Statements


                 December 31, 2001 (28) Mercury Low Duration Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001

LOW DURATION MASTER PORTFOLIO

Investment Income:

Interest                                                                   $   8,985,178
Dividends                                                                        150,608
                                                                           -------------
Total income                                                                   9,135,786
                                                                           -------------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                  $     325,630
Accounting services                                              99,991
Professional fees                                                24,716
Trustees' fees and expenses                                      10,716
Custodian fees                                                    9,870
Pricing fees                                                      8,220
Offering costs                                                      841
Other                                                             7,066
                                                          -------------
Total expenses                                                                   487,050
                                                                           -------------
Investment income--net                                                         8,648,736
                                                                           -------------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments--Net:

Realized gain from investments--net                                            1,362,938
Change in unrealized appreciation on investments--net                            897,601
                                                                           -------------
Net Increase in Net Assets Resulting from Operations                       $  10,909,275
                                                                           =============
----------------------------------------------------------------------------------------

See Notes to Financial Statements


                 December 31, 2001 (29) Mercury Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

LOW DURATION MASTER PORTFOLIO

                                                           For the Six     For the Period
                                                          Months Ended       October 6,
                                                           December 31,       2000+ to
Increase (Decrease) in Net Assets:                             2001         June 30, 2001
-----------------------------------------------------------------------------------------
Operations:

Investment income--net                                    $   8,648,736    $  15,857,263
Realized gain (loss) on investments--net                      1,362,938       (3,356,685)
Change in unrealized appreciation/depreciation on
  investments--net                                              897,601        5,905,623
                                                          ------------------------------
Net increase in net assets resulting from operations         10,909,275       18,406,201
                                                          ------------------------------
-----------------------------------------------------------------------------------------

Capital Transactions:

Proceeds from contributions                                 232,998,050      745,455,292
Fair value of withdrawals                                  (236,562,085)    (458,397,418)
                                                          ------------------------------
Net increase (decrease) in net assets derived from
  net capital transactions                                   (3,564,035)     287,057,874
                                                          ------------------------------
-----------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                  7,345,240      305,464,075
Beginning of period                                         305,514,175           50,100
                                                          ------------------------------
End of period                                             $ 312,859,415    $ 305,514,175
                                                          ==============================
-----------------------------------------------------------------------------------------

+     Commencement of operations

      See Notes to Financial Statements


                December 31, 2001 (30) Mercury Low Duration Fund

FINANCIAL HIGHLIGHTS

LOW DURATION MASTER PORTFOLIO

The following ratios have been derived from information provided in the financial statements

                                                For the Six     For the Period
                                               Months Ended       October 6,
                                               December 31,       2000+ to
                                                   2001         June 30, 2001
------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                .31%*            .30%*
                                               ==============================
Investment income--net                                 5.58%*           6.78%*
                                               ==============================
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)       $     312,859    $     305,514
                                               ==============================
Portfolio turnover                                    44.19%          192.04%
                                               ==============================
------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                December 31, 2001 (31) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS

LOW DURATION MASTER PORTFOLIO

(1)   Significant Accounting Policies:

      Low Duration Master Portfolio ("the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                December 31, 2001 (32) Mercury Low Duration Fund

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


                December 31, 2001 (33) Mercury Low Duration Fund

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of 0.21%.

      For the six months ended December 31, 2001, the Portfolio reimbursed FAM $10,197 for certain accounting services.

      Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $153,260,103 and $126,821,496, respectively.

      Net realized gains (losses) for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

                                                    Realized        Unrealized
                                                  Gains (Losses)       Gains
--------------------------------------------------------------------------------

Long-term investments                             $   1,323,712    $   1,296,851
Short-term investments                                     (336)              --
Financial futures contracts                              39,562               --
                                                  ------------------------------
Total investments                                 $   1,362,938    $   1,296,851
                                                  ==============================
--------------------------------------------------------------------------------

As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,296,851, of which $3,603,900 related to appreciated securities and $2,307,049 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $312,527,117.


                December 31, 2001 (34) Mercury Low Duration Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(4)   Short-Term Borrowings:

      The Master Trust on behalf of the Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended December 31, 2001.


                December 31, 2001 (35) Mercury Low Duration Fund

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize total return, consistent with capital preservation. The Fund will seek to achieve its objective by investing all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

Mercury Low Duration Fund of
Fund Asset Management Master Trust
Box 9011
Princeton, NJ
08543-9011

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